Income Taxes - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Disclosure [Line Items]
Provision for federal or state income taxes		$ 0	$ 0
Net Operating Loss Carryforwards expiration start year	2023
Net Operating Loss Carryforwards expiration ending year	2030
Federal Tax credit expiration start year	2020
Federal Tax credit expiration ending year	2032
Net operating loss		10,600,000
Net operating losses limited for year minimum		2013
Net operating losses limited for year maximum		2027
Remaining portion of net operating losses		90,300,000
Gross unrecognized tax benefits		1,140,067	1,105,256
Unrecognized interest or penalties		0	0
Income tax examination year subject to examination, Range start	2001
Income tax examination year subject to examination, Range End	2012
Minimum [Member]
Income Taxes Disclosure [Line Items]
Net operating losses limited for use utilized on an annual basis		200,000
Maximum [Member]
Income Taxes Disclosure [Line Items]
Net operating losses limited for use utilized on an annual basis		2,100,000
U.S. Federal Government [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards	100,900,000
Tax credit carryforwards	21,800,000
State and Local Jurisdiction [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards	64,200,000
Immaterial error related to net operating loss carryforwards	$ 1,200,000